SCHEDULE OF OPERATING LEASES SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Operating Lease
Right-of-use assets	$ 485	¥ 3,392	¥ 13,809
Operating lease liabilities - current	214	1,498	3,845
Operating lease liabilities - non-current	$ 230	1,606	7,808
Total lease liabilities		¥ 3,104	¥ 11,653
Weighted average remaining lease term	3 years 2 months 19 days	3 years 2 months 19 days	3 years 5 months 8 days
Weighted average discount rate	4.75%	4.75%	4.75%